                         VARIABLE ACCOUNT PERFORMANCE
                         ----------------------------
         Average Annual Total Returns for Periods Ending June 30, 1999
               Assuming Contract Is Surrendered at End of Period

[LOGO] TRILLIUM
A VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
                                                         Year-to-                                            Since        Inception
PORTFOLIOS                                                Date*      1 Year   3 Year   5 Year   10 Year     Inception        Date
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
 Portfolio                                                20.07%      43.78%   29.40%      --        --        25.59%      10/4/94
Seligman Henderson Global Technology Portfolio             25.3          40    27.62       --        --        25.36        5/1/96
Seligman Frontier Portfolio                               -6.73      -15.87     1.72       --        --        12.46       10/4/94
Seligman Small-Cap Value Portfolio                        42.47       28.27       --       --        --         14.5        5/1/98
Seligman Henderson Global Smaller Companies
 Portfolio                                                 1.39       -7.68     2.02       --        --         9.02       10/4/94
Seligman Capital Portfolio                                 7.48       14.43    15.44    18.28%    14.06%       13.32       6/21/88
Seligman Large-Cap Growth Portfolio                                                 (new portfolio)             3.90*       5/1/99
Seligman Henderson Global Growth Opportunities
 Portfolio                                                 13.5       14.82    13.98       --        --        13.15        5/1/96
Seligman Large-Cap Value Portfolio                        10.37       10.15       --       --        --         7.68        5/1/98
Seligman Common Stock Portfolio                            9.88       19.68     19.6    19.64      14.8        14.34       6/21/88
Seligman Henderson International Portfolio                 3.73        0.97     8.33     7.98        --         8.34        5/3/93
Seligman Income Portfolio                                  -0.1        1.14     7.07     7.73      7.58         7.69       6/21/88
Seligman High-Yield Bond Portfolio                        -0.55       -5.76     6.46       --        --         7.34        5/1/95
Seligman Bond Portfolio                                   -5.03       -1.75     3.83     4.57      4.61         4.61       6/21/88
Seligman Cash Management Portfolio Current
 Yield 3.39%a                                              1.61        3.56     3.72     3.63      3.45         3.52       6/21/88

* Not annualized.

+ Annualized for the seven-day period ending June 30, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  Trillium Fixed Account's rate for the five year Guarantee Period was 4.50% as of June 30, 19999. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

  Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information of fees and charges. Please read the prospectus carefully before investing or sending money.

  There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

                         VARIABLE ACCOUNT PERFORMANCE
                         ----------------------------
         Average Annual Total Returns for Periods Ending June 30, 1999
                          Assuming Contract Continues


------------------------------------------------------------------------------------------------------------------------------------
                                                         Year-to-                                              Since   Inception
Portfolios                                                 Date*     1 Year   3 Year    5 Year  10 Year      Inception    Date
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
 Portfolio                                                14.67%      38.38%   28.50%       --       --         25.26%  10/4/94
Seligman Henderson Global Technology
 Portfolio                                                 19.9        34.6    26.69        --       --         24.48    5/1/96
Seligman Frontier Portfolio                              -12.13      -21.27     0.25        --       --         11.97   10/4/94
Seligman Small-Cap Value Portfolio                        37.07       22.87       --        --       --          9.95    5/1/98
Seligman Henderson Global Smaller
 Companies Portfolio                                      -4.01      -13.08     0.56        --       --          8.46   10/4/94
Seligman Capital Portfolio                                 2.08        9.03    14.31     18.00%   14.06%        13.32   6/21/88
Seligman Large-Cap Growth Portfolio                                                   (new portfolio)           (1.50)*  5/1/99
Seligman Henderson Global Growth                                                            --
 Opportunities Portfolio                                    8.1        9.42    12.81        --       --         12.05    5/1/96
Seligman Large-Cap Value Portfolio                         4.97        4.75       --        --                   3.08    5/1/98
Seligman Common Stock Portfolio                            4.48       14.28    18.54     19.38     14.8         14.34   6/21/88
Seligman Henderson International Portfolio                -1.67       -4.43     7.04      7.58        -          8.14    5/3/93
Seligman Income Portfolio                                  -5.5       -4.26     5.74      7.33     7.58          7.69   6/21/88
Seligman High-Yield Bond Portfolio                        -5.95      -11.16     5.12        --       --          6.64    5/1/95
Seligman Bond Portfolio                                  -10.43       -7.15     2.42      4.12     4.61          4.61   6/21/88
Seligman Cash Management Portfolio
 Current Yield 3.39%a                                     -3.79       -1.84       2.3     3.15     3.45          3.52   6/21/88

* Not annualized.

+ Annualized for the seven-day period ending June 30, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Placed Account's rate the one year Guarantee Period was 4.50% as of June 30, 1999. Rates for each Guarantee Period will be different and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Issued by: Canada Life Insurance Company of America, 6291 Powers Ferry Road, N.W. Atlanta, GA 30339

Distributed by: Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017.
(800) 221-2783

Shares of the Trillium portfolios' net deposits or obligations of, are guaranteed or endorsed by, any bank. Shares are not issued by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency, and are subject to market fluctuations including possible loss of principal.

Performance quoted represent performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC_____. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, allows: less than two years, 6% at least two, but less than four, 5%, at least four, but less than five, 4%, at least five but less than six, 3%; at least six, but less than seven, 2% at least seven, no charge. The variable ________ commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, but CLICA, against loss of principal and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information and fees and charges. Please read the prospectus carefully before investing or sending money.